Investments	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
Investments
Investments
We have made strategic investments in certain companies that are accounted for using the equity or cost method of accounting. The method of accounting for an investment depends on the level of influence. We monitor changes in circumstances that may require a reassessment of the level of influence. We periodically review the carrying value of these investments for impairment, considering factors such as the most recent stock transactions and book values from the recent financial statements. The fair value of cost and equity-method investments is estimated when there are identified events or changes in circumstances that may have an impact on the fair value of the investment. Additionally, we have investments in marketable equity securities that have readily determinable fair values that are classified as available-for-sale. These investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in equity.
Equity Method Investments
A summary of these equity method investments, which are included in other long-term assets in the consolidated balance sheets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)	Ownership Percentage	2017	2016	2017	2016	2015
PreAnalytiX GmbH	50.00%	$7,562	$3,519	$3,818	$3,067	$1,878
Biotype Innovation GmbH	24.90%	3,821	3,339	39	(335)	(595)
MAQGEN Biotechnology Co., Ltd	40.00%	3,285	—	(542)	—	—
Pyrobett	19.00%	2,639	2,444	195	333	(600)
Hombrechtikon Systems Engineering AG	19.00%	1,155	1,524	(346)	—	—
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	0.00%	—	—	—	(244)	(107)
QIAGEN Finance	100.00%	—	—	—	—	85
		$18,462	$10,826	$3,164	$2,821	$661

During 2017, we acquired a 40% interest in MAQGEN Biotechnology Co., Ltd. for $4.0 million and a commitment to contribute an additional $8.0 million in future periods. Also, during 2017, we sold our interest in QIAGEN (Suzhou) Institute of Translation Research Co., Ltd., which had no book value at the time of sale, for $3.5 million and recorded a corresponding gain in other expense, net in the accompanying statement of income.
In connection with the 2016 restructuring activities discussed in Note 6, in 2016 we transferred the research and development activities of our instrumentation business to a new company, Hombrechtikon Systems Engineering AG (HSE), in which we acquired a 19.0% interest for a total obligation of $9.8 million payable over three years. As of December 31, 2017 and 2016, $3.1 million and $3.9 million, respectively, were included in accrued and other current liabilities and $3.1 million and $5.9 million, respectively, were included in other long-term liabilities in the accompanying consolidated balance sheet. HSE is a variable interest entity and we are not the primary beneficiary as we do not hold the power to direct the activities that most significantly impact the economic performance of HSE. Therefore, HSE is not consolidated. In 2016, we recorded an impairment of the investment in HSE of $8.3 million in other expense, net. As of December 31, 2017 and 2016, the investment had a carrying value of $1.2 million and $1.5 million, respectively, which is included in other long-term assets in the consolidated balance sheets, representing our maximum exposure to loss.
We had a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) which was established for the purpose of issuing convertible debt in 2004. The proceeds of the 2004 Notes were loaned to subsidiaries within the consolidated QIAGEN N.V. group. QIAGEN N.V. had guaranteed the 2004 Notes, and had agreements with QIAGEN Finance to issue common shares to the investors in the event of conversion of the 2004 Notes. QIAGEN Finance was a variable interest entity. We did not hold any variable interests in QIAGEN Finance, and we were not the primary beneficiary, therefore QIAGEN Finance was not consolidated. Accordingly, the 2004 convertible debt was not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. did report the full obligation of the debt through its liabilities to QIAGEN Finance. QIAGEN N.V. accounted for its investment in QIAGEN Finance as an equity investment until the first quarter of 2015 and accordingly recorded 100% of the profit or loss of QIAGEN Finance in the gain or loss from equity method investees. During the first quarter of 2015, we repaid the $250.9 million loan to QIAGEN Finance and repurchased the warrant agreement with QIAGEN Finance.
Cost Method Investments
At December 31, 2017 and 2016, we had a total of cost-method investments in non-publicly traded companies with carrying amounts of $33.6 million and $38.2 million, respectively, which are included in other long-term assets in the consolidated balance sheets. The fair-value of these cost-method investments are not estimated unless there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. During the years ended December 31, 2017, and 2016, we made cost-method investments totaling $0.3 million, and $20.5 million, respectively. In 2017 and 2015, we recorded total impairments to cost method investments of $5.1 million and $2.2 million, respectively, in other expense, net. In 2016, we converted a $0.6 million short-term loan into additional ownership interest of a cost-method investment.
Marketable Equity Securities
During 2016, we made an investment in HTG Molecular Diagnostics, Inc. (HTGM), a publicly traded company. At December 31, 2017, we held 833,333 shares with a cost basis of $2.0 million. As of December 31, 2017 and 2016, the fair market value of these shares was $1.7 million and $1.9 million, respectively. During 2017, we purchased a convertible loan from HTGM as further discussed in Note 22. Additionally, our former cost-method investment in Curetis AG was reclassified as a long-term marketable security during 2015 upon the completed IPO of its Dutch holding company, Curetis N.V. At December 31, 2017, we hold 320,424 shares of Curetis N.V. with a cost basis of $2.3 million and a fair market value of $1.5 million. We held 320,712 shares with a cost basis of $2.3 million and a fair value of $2.2 million as of December 31, 2016. These marketable securities are included in other long-term assets in the accompanying consolidated balance sheets.